Long-term debt - Revolving Facility (Details) - The Revolving Facility - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200,000,000
Increase in credit facility commitments	250,000,000
Credit commitment	25,000,000
Credit sub-commitment	5,000,000
Swingline commitment	25,000,000
Unused borrowing capacity	165,500,000	$ 97,800,000
Letters of Credit Outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	1,200,000	600,000
Other Noncurrent Liabilities | Deferred Financing Charges
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,200,000	$ 1,700,000